Note 8 - Fair Value - Carrying Value And Fair Value - Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying Value And Fair Value Liabilities LineI tems
Liabilities	€ 636,736	€ 676,428	€ 694,573
Percentage of financial liabilities at fair value classified in level 3	0.02%
Financial Liabilities Held for Trading [Member]
Carrying Value And Fair Value Liabilities LineI tems
Liabilities	€ 46,182	54,675	55,202
Fair Value Liabilities	46,182	54,675	55,202
Financial liabilities designated at fair value throuh profit or loss Member [Member]
Carrying Value And Fair Value Liabilities LineI tems
Liabilities	2,222	2,338	2,649
Fair Value Liabilities	2,222	2,338	2,649
Financial liabilities at Amortized Cost [Member]
Carrying Value And Fair Value Liabilities LineI tems
Liabilities	543,713	589,210	606,113
Fair Value Liabilities	544,604	594,190	613,247
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Liabilities LineI tems
Liabilities	2,880	2,347	2,726
Fair Value Liabilities	€ 2,880	€ 2,347	€ 2,726